UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02661

Name of Fund: BlackRock Pacific Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Pacific Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2013

Date of reporting period: 03/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Pacific Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia – 10.7%
Australia & New Zealand Banking Group Ltd.	137,638	$4,102,811
Commonwealth Bank of Australia	159,639	11,333,164
Lend Lease Group	328,082	3,498,053
National Australia Bank Ltd.	265,760	8,570,556
Newcrest Mining Ltd.	128,057	2,679,363
Suncorp Group Ltd.	385,140	4,750,758

		34,934,705

China – 9.5%
Agricultural Bank of China Ltd., Class H	7,637,000	3,674,790
Beijing Capital International Airport Co. Ltd., Class H	3,058,000	2,232,258
China Communications Construction Co. Ltd., Class H	2,977,000	2,779,685
China Pacific Insurance Group Co. Ltd., Class H	824,800	2,723,835
China Petroleum & Chemical Corp.	4,304,000	5,046,771
Haitong Securities Co., Ltd., Class H(a)	2,153,200	2,966,993
Melco Crown Entertainment Ltd.(a)	237,343	5,539,586
WuXi PharmaTech Cayman, Inc. - ADR(a)	355,733	6,111,493

		31,075,411

Hong Kong – 8.5%
AIA Group Ltd.	1,270,000	5,583,232
China Resources Power Holdings Co. Ltd.	1,170,000	3,504,260
Galaxy Entertainment Group Ltd.(a)	269,000	1,127,901
HKT Trust/HKT Ltd.	3,426,000	3,432,317
Huabao International Holdings Ltd.(b)	3,541,000	1,537,987
Skyworth Digital Holdings Ltd.	3,918,000	2,639,631
Techtronic Industries Co.	1,997,500	4,887,681
Wynn Macau Ltd.(a)	676,400	1,802,012
Zhuzhou CSR Times Electric Co. Ltd., Class H	1,139,000	3,243,758

		27,758,779

India – 4.1%
CESC Ltd.	453,237	2,213,109
Housing Development Finance Corp.	207,333	3,163,231
Ipca Laboratories Ltd.	322,705	3,147,385
Reliance Industries Ltd.	192,837	2,752,108
Tata Motors Ltd.	440,982	2,154,196

		13,430,029

Indonesia – 4.5%
Bank Rakyat Indonesia Persero Tbk PT	3,824,500	3,450,560
Erajaya Swasembada Tbk PT(a)	11,051,000	3,867,397
Modernland Realty Tbk PT(a)	15,512,500	1,613,342
Summarecon Agung Tbk PT	13,209,500	3,364,064
Surya Semesta Internusa Tbk PT	13,892,000	2,321,082

		14,616,445

Japan – 40.4%
Bridgestone Corp.	139,700	4,702,155
Canon, Inc.	83,800	3,025,271
Chubu Electric Power Co., Inc.	188,300	2,305,265
Digital Garage, Inc.	641	2,072,462
East Japan Railway Co.	73,300	6,008,452
Fuji Media Holdings, Inc.	1,279	2,214,960
Hitachi Ltd.	655,000	3,776,439
Inpex Corp.	487	2,585,475
Japan Airlines Co. Ltd.	45,700	2,120,503
KDDI Corp.	102,000	4,191,336
Leopalace21 Corp.(a)	461,300	1,949,431
Mitsubishi Corp.	209,300	3,873,539
Mitsubishi Electric Corp.	349,000	2,805,192
Mitsubishi Estate Co. Ltd.	260,000	7,166,702
Mitsubishi UFJ Financial Group, Inc.	1,542,700	9,140,227
Monex Group, Inc.	5,066	2,038,664
MS&AD Insurance Group Holdings	177,100	3,884,993
Nippon Steel Corp.	1,370,000	3,418,454
Nomura Holdings, Inc.	737,900	4,520,793
ORIX Corp.	364,400	4,608,201
Panasonic Corp.	564,300	3,918,584
SBI Holdings, Inc.	372,300	3,285,000
Shionogi & Co. Ltd.	171,600	3,540,229
Softbank Corp.	154,200	7,105,840
Sony Corp.	262,500	4,576,609
Sumitomo Corp.	206,600	2,584,145
Sumitomo Mitsui Financial Group, Inc.	199,400	7,992,514
Sumitomo Osaka Cement Co. Ltd.	692,000	2,013,251
Takashimaya Co. Ltd.	487,000	4,840,009
Toshiba Corp.	858,000	4,300,021
Toyota Motor Corp.	221,500	11,430,134

		131,994,850

Philippines – 5.5%
Alliance Global Group, Inc.	7,909,100	4,100,638
GT Capital Holdings, Inc.	200,390	3,594,201
Megaworld Corp.	55,678,000	5,307,299
Puregold Price Club, Inc.	2,908,900	2,856,646
Vista Land & Lifescapes, Inc.	17,311,000	2,297,468

		18,156,252

Singapore – 1.1%
Ezion Holdings Ltd.	2,073,000	3,645,267

BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2013	1

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
South Korea – 5.3%
Hyundai Motor Co.		11,069	$2,231,031
PARTRON Co. Ltd.		167,585	4,071,440
Samsung Electronics Co. Ltd.		8,032	11,036,005

			17,338,476

Taiwan – 4.2%
Chipbond Technology Corp.		1,260,000	2,847,410
Taiwan Semiconductor Manufacturing Co. Ltd.		740,891	2,496,548
Teco Electric and Machinery Co. Ltd.		2,559,000	2,067,792
TPK Holding Co. Ltd.		157,000	3,126,840
Win Semiconductors Corp.		2,752,000	3,068,030

			13,606,620

Thailand – 2.7%
Amata Corp. PCL		2,848,700	2,385,275
Kasikornbank Public Co. Ltd.		451,000	3,206,015
Krung Thai Bank PCL		3,884,300	3,318,780

			8,910,070

United Kingdom – 1.3%
BHP Billiton Plc		146,242	4,259,806

Total Common Stocks – 97.8%			319,726,710

Warrants – 0.6%(c)
Singapore – 0.6%
HTC Corp. (Expires 6/06/13)		251,000	2,067,713

Total Long-Term Investments (Cost – $259,462,387) – 98.4%			321,794,423

Short-Term Securities
Money Market Funds – 0.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09%(d)(e)		2,026,136	2,026,136

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.23%(d)(e)(f)	USD	138	138,000

Total Money Market Funds – 0.6%			2,164,136

	Par (000)
Time Deposits
Japan – 0.1%
Brown Brothers Harriman & Co.,
0.01%, 4/01/13	JPY	18,619	197,697

Total Short-Term Securities (Cost – $2,361,928) – 0.7%			2,361,833

Total Investments (Cost – $261,824,315*) – 99.1%			324,156,256
Other Assets Less Liabilities – 0.9%			2,824,323

Net Assets – 100.0%			$326,980,579

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$263,898,245

Gross unrealized appreciation	$67,894,508
Gross unrealized depreciation	(7,636,497)

Net unrealized appreciation	$60,258,011

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

2	BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Net Activity	Shares/Beneficial Interest Held at March 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	226,124	1,800,012	2,026,136	$759
BlackRock Liquidity Series LLC, Money Market Series	$7,118,890	$(6,980,890)	$138,000	$31,949

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts
	AUD	Australian Dollar
	GBP	British Pound
	HKD	Hong Kong Dollar
	JPY	Japanese Yen
	KRW	South Korean Won
	PCL	Public Company Limited
	TWD	Taiwan Dollar
	USD	US Dollar

•	Foreign currency exchange contracts as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	83,550,359	USD	886,969	Deutsche Bank AG	4/01/13	$590
KRW	2,500,145,663	USD	2,250,522	Brown Brothers Harriman & Co.	4/01/13	(3,402)
USD	893,573	TWD	26,708,780	Brown Brothers Harriman & Co.	4/01/13	378
USD	139,453	HKD	1,082,710	Citigroup, Inc.	4/02/13	(26)
USD	327,700	JPY	30,895,425	Goldman Sachs Group, Inc.	4/02/13	(504)
USD	4,378,428	HKD	33,997,181	Goldman Sachs Group, Inc.	4/03/13	(1,213)
USD	652,266	AUD	626,866	Goldman Sachs Group, Inc.	4/04/13	(396)
USD	313,748	GBP	206,720	UBS AG	4/04/13	(353)

Total						$(4,926)

BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2013	3

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	–	$34,934,705	–	$34,934,705
China	$11,651,079	19,424,332	–	31,075,411
Hong Kong	–	27,758,779	–	27,758,779
India	3,147,385	10,282,644	–	13,430,029
Indonesia	–	14,616,445	–	14,616,445
Japan	131,994,850	–	–	131,994,850
Philippines	–	18,156,252	–	18,156,252
Singapore	–	3,645,267	–	3,645,267
South Korea	17,338,476	–	–	17,338,476
Taiwan	13,606,620	–	–	13,606,620
Thailand	8,910,070	–	–	8,910,070
United Kingdom	–	4,259,806	–	4,259,806
Warrants	–	2,067,713	–	2,067,713
Short-Term Securities:
Money Market Funds	2,026,136	138,000	–	2,164,136
Time Deposits	–	197,697	–	197,697

Total	$188,674,616	$135,481,640	–	$324,156,256

4	BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2013

Schedule of Investments (concluded)	BlackRock Pacific Fund, Inc.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$968	–	$968
Liabilities:
Foreign currency exchange contracts	–	$(5,894)	–	(5,894)

Total	–	$(4,926)	–	$(4,926)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,566,490	–	–	$1,566,490
Liabilities:
Bank overdraft	–	$(1,021,314)	–	(1,021,314)
Collateral on securities loaned at value	–	(138,000)	–	(138,000)

Total	$1,566,490	$(1,159,314)	–	$407,176

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. On March 29, 2013, US and certain other financial markets were closed, while some foreign markets were open. The Fund was re-priced for financial reporting purposes to reflect, in the valuation, the transactions related to open foreign market activities and were valued at the official closing price on the primary market or exchange on which the securities trade. The re-pricing resulted in the investments being categorized as Level 1. Therefore, these securities, with a value of $127,024,916, were transferred from Level 2 to Level 1 during the period December 31, 2012 to March 31, 2013.

BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2013	5

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Pacific Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Pacific Fund, Inc.

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Pacific Fund, Inc.

Date: May 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Pacific Fund, Inc.

Date: May 24, 2013